UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE

EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

LARGE CAP VALUE PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 1.1%
Johnson Controls Inc.	65,969	$2,742,331

Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	34,530	2,627,388

Media - 12.5%
DISH Network Corp., Class A Shares	201,220	4,901,719	*
News Corp., Class A Shares	460,750	8,090,770
SES Global SA, FDR	173,911	4,479,530
Time Warner Cable Inc.	85,178	6,076,599
Time Warner Inc.	200,890	7,171,773

Total Media		30,720,391

Multiline Retail - 0.8%
Target Corp.	38,625	1,931,636

Specialty Retail - 1.4%
Home Depot Inc.	91,735	3,399,699

TOTAL CONSUMER DISCRETIONARY		41,421,445

CONSUMER STAPLES - 10.7%
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	80,203	2,752,567
Wal-Mart Stores Inc.	45,147	2,349,901

Total Food & Staples Retailing		5,102,468

Food Products - 0.9%
Unilever PLC, ADR	73,147	2,239,761

Household Products - 2.5%
Kimberly-Clark Corp.	94,744	6,183,941

Tobacco - 5.2%
Altria Group Inc.	63,615	1,655,899
Lorillard Inc.	32,110	3,050,771
Philip Morris International Inc.	122,970	8,070,521

Total Tobacco		12,777,191

TOTAL CONSUMER STAPLES		26,303,361

ENERGY - 15.0%
Energy Equipment & Services - 2.9%
Halliburton Co.	86,002	4,286,340
Transocean Ltd.	36,244	2,825,220	*

Total Energy Equipment & Services		7,111,560

Oil, Gas & Consumable Fuels - 12.1%
Apache Corp.	22,738	2,976,859
El Paso Corp.	392,852	7,071,336
Exxon Mobil Corp.	70,687	5,946,897
Royal Dutch Shell PLC, ADR, Class A Shares	48,359	3,523,437
Suncor Energy Inc.	96,211	4,314,101
Total SA, ADR	94,493	5,761,238

Total Oil, Gas & Consumable Fuels		29,593,868

TOTAL ENERGY		36,705,428

FINANCIALS - 21.8%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	75,180	2,245,627
Charles Schwab Corp.	157,111	2,832,711
State Street Corp.	62,720	2,818,637

Total Capital Markets		7,896,975

Commercial Banks - 4.3%
U.S. Bancorp	88,173	2,330,412
Wells Fargo & Co.	257,340	8,157,678

Total Commercial Banks		10,488,090

Consumer Finance - 1.6%
American Express Co.	88,179	3,985,691

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Diversified Financial Services - 5.0%
Bank of America Corp.	304,202	$4,055,013
JPMorgan Chase & Co.	177,713	8,192,569

Total Diversified Financial Services		12,247,582

Insurance - 7.7%
Chubb Corp.	39,968	2,450,438
Loews Corp.	84,838	3,655,670
Marsh & McLennan Cos. Inc.	136,640	4,073,238
MetLife Inc.	52,484	2,347,609
Progressive Corp.	119,730	2,529,895
Travelers Cos. Inc.	62,521	3,718,749

Total Insurance		18,775,599

TOTAL FINANCIALS		53,393,937

HEALTH CARE - 6.2%
Health Care Providers & Services - 1.1%
WellPoint Inc.	39,981	2,790,274

Pharmaceuticals - 5.1%
Johnson & Johnson	65,686	3,891,895
Merck & Co. Inc.	70,501	2,327,238
Novartis AG, ADR	67,643	3,676,397
Pfizer Inc.	124,448	2,527,539

Total Pharmaceuticals		12,423,069

TOTAL HEALTH CARE		15,213,343

INDUSTRIALS - 10.2%
Aerospace & Defense - 4.0%
Honeywell International Inc.	99,103	5,917,440
Raytheon Co.	77,715	3,953,362

Total Aerospace & Defense		9,870,802

Industrial Conglomerates - 4.8%
General Electric Co.	275,795	5,529,690
United Technologies Corp.	75,691	6,407,243

Total Industrial Conglomerates		11,936,933

Machinery - 1.4%
Illinois Tool Works Inc.	62,339	3,348,851

TOTAL INDUSTRIALS		25,156,586

INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.2%
Motorola Solutions Inc.	68,446	3,058,852	*

Computers & Peripherals - 1.3%
Hewlett-Packard Co.	78,893	3,232,246

IT Services - 2.5%
International Business Machines Corp.	36,953	6,025,926

Office Electronics - 1.6%
Xerox Corp.	356,746	3,799,345

Software - 1.4%
Microsoft Corp.	139,804	3,545,429

TOTAL INFORMATION TECHNOLOGY		19,661,798

MATERIALS - 3.1%
Chemicals - 1.9%
Air Products & Chemicals Inc.	52,895	4,770,071

Containers & Packaging - 1.2%
Crown Holdings Inc.	73,419	2,832,505	*

TOTAL MATERIALS		7,602,576

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
AT&T Inc.	112,718	3,449,171
CenturyLink Inc.	119,699	4,973,493
Verizon Communications Inc.	68,716	2,648,315

TOTAL TELECOMMUNICATION SERVICES		11,070,979

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
UTILITIES - 1.8%
Multi-Utilities - 1.8%
Sempra Energy	82,569	$4,417,442

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $171,294,858)		240,946,895

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Interest in $562,442,000 joint tri-party repurchase agreement dated 3/31/11 with Barclays Capital Inc.; Proceeds at maturity - $4,233,013; (Fully collateralized by various U.S. government obligations, 1.375% to 1.750% due 1/15/20 to 1/15/28; Market value - $4,317,660) (Cost - $4,233,000)	0.110%	4/1/11	$4,233,000	4,233,000

TOTAL INVESTMENTS - 99.9% (Cost - $175,527,858#)				245,179,895
Other Assets in Excess of Liabilities - 0.1%				341,823

TOTAL NET ASSETS - 100.0%				$245,521,718

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$240,946,895	—	—	$240,946,895
Short-term investments†	—	$4,233,000	—	4,233,000

Total investments	$240,946,895	$4,233,000	—	$245,179,895

† See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$74,568,872
Gross unrealized depreciation	(4,916,835)

Net unrealized appreciation	$69,652,037

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 24, 2011